Condensed Interim Consolidated Statements of Earnings (Loss) and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Revenues
Precious metal sales	$ 5,732		$ 9,066
Production costs	(1,076)		(2,126)
Royalty	(419)		(687)
Depreciation	(47)		(172)
Total cost of sales	(1,542)		(2,985)
Gross profit	4,190		6,081
General and administrative expense (Note 18)	(2,518)	(2,089)	(7,015)	(5,146)
Financial instrument related cost and other (Note 19)	1,334	2,541	1,115	4,634
Reclamation expense	(12)	(62)	(100)	(131)
Loss on disposal of assets	(26)	(26)	(26)	(26)
Transaction costs on convertible debenture		(25)		(708)
Foreign exchange	333	(306)	247	(383)
Interest, net and other expense	(5)		(15)	(6)
Earnings (loss) before tax	3,296	33	287	(1,766)
Income tax expense (Note 11)	(108)		(259)
Earnings (loss) and comprehensive income (loss)	3,188	33	28	(1,766)
Non-controlling interest	1,217	(483)	2,037	(1,200)
Common shares shareholders	$ 1,971	$ 516	$ (2,009)	$ (566)
Basic and diluted	$ 0.01	$ 0.00	$ (0.01)	$ (0.00)
Basic	274,363,799	254,870,556	263,927,318	224,571,151
Diluted	274,442,500	254,870,556	273,319,836	224,571,151